May 4, 2023
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:	Kansas City Life Variable Annuity Separate Account
Registration Statement on Form N-4
File No. 033-89984
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, we certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement; and that the text of the most recent amendment has been filed electronically.
If you have any questions, please contact me at (816) 753-7000.
Sincerely,
/s/ Kasey Sadler
Kasey Sadler